Cook & Bynum Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

February 2, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	COOK & BYNUM FUNDS TRUST (the “Trust”)
Securities Act Registration No: 333-158133
Investment Company Act Registration No: 811-22282
The Cook & Bynum Fund

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, The Cook & Bynum Fund (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated January 30, 2017, and filed electronically as Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A on January 27, 2017.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6620.

Sincerely,

/s/ Alia Vasquez
Alia Vasquez, Esq.
For U.S. Bancorp Fund Services, LLC